Convertible Loans (Details) - USD ($)	12 Months Ended
	May 31, 2017	May 31, 2016
Short-term Debt [Line Items]
Principal Balance	$ 430,000	$ 207,750
Less debt discount	(237,608)	(134,148)
Outstanding convertible notes	192,392	$ 73,602
Additions	565,000
Additions Less debt discount
Outstanding additions	565,000
Repayments / Conversions	(342,750)
Repayments / Conversions Less debt discount
Outstanding Repayments / Conversions	$ (342,750)
Crown Bridge Partners, LLC [Member]
Short-term Debt [Line Items]
Issue Date	Feb. 16, 2016
Maturity Date	Apr. 19, 2016
Stated Interest Rate		8.00%
Principal Balance		$ 40,000
Additions
Repayments / Conversions		(40,000)
Crown Bridge Partners, LLC [Member]
Short-term Debt [Line Items]
Issue Date	Apr. 19, 2016
Maturity Date	Apr. 19, 2017
Stated Interest Rate	8.00%
Principal Balance		30,000
Additions
Repayments / Conversions	$ (30,000)
Adar Bays, LLC [Member]
Short-term Debt [Line Items]
Issue Date	May 09, 2016
Maturity Date	May 09, 2017
Stated Interest Rate	8.00%
Principal Balance		30,000
Additions
Repayments / Conversions	$ (30,000)
Eagle Equities, LLC [Member]
Short-term Debt [Line Items]
Issue Date	May 09, 2016
Maturity Date	May 09, 2017
Stated Interest Rate	8.00%
Principal Balance		30,000
Additions
Repayments / Conversions	$ (30,000)
Auctus Fund, LLC [Member]
Short-term Debt [Line Items]
Issue Date	May 10, 2016
Maturity Date	May 10, 2017
Stated Interest Rate	8.00%
Principal Balance		77,750
Additions
Repayments / Conversions	$ (77,750)
Crown Bridge Partners, LLC [Member]
Short-term Debt [Line Items]
Issue Date	Dec. 28, 2016
Maturity Date	Dec. 28, 2017
Stated Interest Rate	8.00%
Principal Balance	$ 46,000
Additions	46,000
Repayments / Conversions
JSJ Investments, Inc. [Member]
Short-term Debt [Line Items]
Issue Date	Jun. 02, 2016
Maturity Date	Feb. 26, 2017
Stated Interest Rate	8.00%
Principal Balance
Additions	55,000
Repayments / Conversions	$ (55,000)
Black forest Capital, LLC [Member]
Short-term Debt [Line Items]
Issue Date	Jun. 14, 2016
Maturity Date	Jun. 14, 2017
Stated Interest Rate	8.00%
Principal Balance
Additions	80,000
Repayments / Conversions	$ (80,000)
Crown Bridge Partners, LLC [Member]
Short-term Debt [Line Items]
Issue Date	Mar. 20, 2017
Maturity Date	Mar. 20, 2018
Stated Interest Rate	8.00%
Principal Balance	$ 114,000
Additions	114,000
Repayments / Conversions
JSJ Investments, Inc. [Member]
Short-term Debt [Line Items]
Issue Date	Mar. 27, 2017
Maturity Date	Dec. 22, 2017
Stated Interest Rate	8.00%
Less debt discount	$ 125,000
Additions	$ 125,000
Auctus Fund,,LLC [Member]
Short-term Debt [Line Items]
Issue Date	Apr. 04, 2017
Maturity Date	Dec. 30, 2017
Stated Interest Rate	8.00%
Principal Balance	$ 145,000
Additions	145,000
Repayments / Conversions